Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:	$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%	May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%	November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%	October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%	December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$94,079,604.86	0.2967811	$79,792,627.94	0.2517118	$14,286,976.93
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$280,929,604.86	0.2923761	$266,642,627.94	0.2775070	$14,286,976.93

Weighted Avg. Coupon (WAC)	5.29%		5.31%
Weighted Avg. Remaining Maturity (WARM)	32.68		31.84
Pool Receivables Balance	$339,773,447.10		$322,085,286.07
Remaining Number of Receivables	37,360		36,280

Adjusted Pool Balance	$334,028,661.58		$316,711,113.79

III. COLLECTIONS

Principal:
Principal Collections	$17,029,613.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$475,827.98
Total Principal Collections	$17,505,441.41

Interest:
Interest Collections	$1,516,812.72
Late Fees & Other Charges	$39,184.09
Interest on Repurchase Principal	$-
Total Interest Collections	$1,555,996.81

Collection Account Interest	$1,905.52
Reserve Account Interest	$584.08
Servicer Advances	$-

Total Collections	$19,063,927.82

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$19,063,927.82
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$19,063,927.82

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$283,144.54		$283,144.54	$283,144.54
Collection Account Interest					$1,905.52
Late Fees & Other Charges					$39,184.09
Total due to Servicer					$324,234.15

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$117,599.51		$117,599.51
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$499,084.93		$499,084.93	$499,084.93

Available Funds Remaining:					$18,240,608.74

3. Principal Distribution Amount:					$14,286,976.93

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$14,286,976.93
Class A-4 Notes				$-
Class A Notes Total:		14,286,976.93		$14,286,976.93
Total Noteholders Principal				$14,286,976.93

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,953,631.81

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,744,785.52
Beginning Period Amount	$5,744,785.52
Current Period Amortization	$370,613.24
Ending Period Required Amount	$5,374,172.28
Ending Period Amount	$5,374,172.28
Next Distribution Date Required Amount	$5,020,211.74

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$53,099,056.72	$50,068,485.85	$50,068,485.85
Overcollateralization as a % of Adjusted Pool	15.90%	15.81%	15.81%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.09%	35,588	97.63%	$314,445,796.72
30 - 60 Days	1.48%	537	1.83%	$5,889,271.95
61 - 90 Days	0.36%	129	0.45%	$1,461,744.68
91 + Days	0.07%	26	0.09%	$288,472.72
		36,280		$322,085,286.07
Total
Delinquent Receivables 61 + days past due	0.43%	155	0.54%	$1,750,217.40
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.39%	147	0.53%	$1,784,962.07
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.39%	152	0.51%	$1,841,801.54
Three-Month Average Delinquency Ratio	0.41%		0.53%

Repossession in Current Period		34		$448,830.23
Repossession Inventory		46		$339,899.86

Charge-Offs
Gross Principal of Charge-Off for Current Period				$658,547.60
Recoveries				$(475,827.98)
Net Charge-offs for Current Period				$182,719.62

Beginning Pool Balance for Current Period				$339,773,447.10

Net Loss Ratio				0.65%
Net Loss Ratio for 1st Preceding Collection Period				0.66%
Net Loss Ratio for 2nd Preceding Collection Period				0.83%
Three-Month Average Net Loss Ratio for Current Period				0.71%

Cumulative Net Losses for All Periods				$10,352,973.64
Cumulative Net Losses as a % of Initial Pool Balance				0.94%

Principal Balance of Extensions				$2,042,044.51
Number of Extensions				165

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